Commitments and Contingencies (Details) - USD ($)		3 Months Ended
	Jul. 01, 2021	Mar. 31, 2023
Commitments and Contingencies (Details) [Line Items]
Granted shares		2,250,000
Number of units sold		2,250,000
Deferred fee per unit (in Dollars per share)		$ 0.35
Deferred underwriting fee payable (in Dollars)		$ 6,037,500
Fees and expenses (in Dollars)		$ 50,000
Common stock, par value (in Dollars per share)		$ 0.001
Net of cash (in Dollars)		$ 200,000,000
Additional earn out shares		1,000,000
Sponsor shares, description		forfeit one percent of the Colombier Class B Common Stock and warrants to purchase Colombier Class A common stock held by the Sponsor for every one percent of redemptions in excess of an amount of shares equal to eighty percent of the sum
Sponsor price per shares (in Dollars per share)		$ 10
Volume-weighted average trading price		1
Trading price per shares (in Dollars per share)		$ 12
IPO [Member]
Commitments and Contingencies (Details) [Line Items]
Number of units sold		17,250,000
Proceeds from issuance of underwriters (in Dollars)		$ 3,450,000
Class A Common Stock [Member]
Commitments and Contingencies (Details) [Line Items]
Common stock, par value (in Dollars per share)		$ 0.0001
Class C Common Stock [Member]
Commitments and Contingencies (Details) [Line Items]
Common stock, par value (in Dollars per share)		$ 0.0001
Underwriting Agreement [Member] | Over-Allotment Option [Member]
Commitments and Contingencies (Details) [Line Items]
Number of units sold	2,250,000
Share price (in Dollars per share)	$ 10
Triggering Event I [Member]
Commitments and Contingencies (Details) [Line Items]
Earn out shares		3,000,000
Earn out trading, per share		12.5
Triggering Event II [Member]
Commitments and Contingencies (Details) [Line Items]
Earn out shares		1,000,000
Earn out trading, per share		15
Triggering Event III [Member]
Commitments and Contingencies (Details) [Line Items]
Earn out shares		1,000,000
Earn out trading, per share		17.5